Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses

Significant components of the income tax expense consisted of the following for the years ended December 31,

	2024	2023	2022
Current income tax expense (benefit)	$34,411	$356,970	$428,915
Deferred income tax (benefit) expense	-	(88,403)	(202,746)
Total	$34,411	$268,567	$226,169

Schedule of Deferred Tax Assets	Deferred tax assets consist of the following:
	As of December 31, 2024	As of December 31, 2023
Deferred tax assets:
Allowance for credit loss and doubtful accounts	$117,320	$105,845
Net operating loss carryforwards:
PRC	186,804	162,087
HONG KONG	20,194	75,729
Deferred tax assets operation loss carryforwards	324,318	343,661
Less valuation allowance	(206,998)	(237,816)
Total deferred tax assets	$117,320	$105,845

Schedule of Reconciliation of Effective Income Tax Rate

Reconciliation of effective income tax rate is as follows for the years ended December 31:

	December 31, 2024	December 31, 2023	December 31, 2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential	(12.6)%	(57.9)%	(131.9)%
Valuation allowance deferred tax	(13.0)%	(21.0)%	(81.5)%
Non-deductible items*	0.0%	11.5%	53.6%
Effective tax rate	(0.6)%	42.4%	134.8%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market and late penalty fees.

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31, 2024	December 31, 2023
VAT taxes payable (credit)	$(522,760)	$(209,380)
Income taxes payable	2,628,609	2,385,897
Other taxes payable	16,774	23,334
Total	$2,122,623	$2,199,851